PRIVATE LOANS - Schedule of Credit Ratings For Private Loans (Details) - Private Loan - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	$ 2,871	$ 1,198
A or higher
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	1,170	20
BBB
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	72	29
BB and below
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	788	272
Unrated
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	$ 841	$ 877